Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other current Financial Assets [Abstract]
Summary of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 34 — Fair value measurement for a breakdown of other current financial assets by fair value level):

	At December 31,
(€ thousands)	2024	2023
Securities	73,639	85,320
Guarantee deposits	3,360	5,431
Financial receivables	270	166
Total other current financial assets	77,269	90,917
The following tables provide a breakdown and the movements for securities:

(€ thousands)	At December 31, 2023	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2024
Fair value through profit or loss (FVPL)
Private equity	22,399	1,799	(2,439)	1,309	35	851	23,954
Private debt	10,106	801	(423)	(68)	(21)	—	10,395
Hedge funds	8,995	—	(20)	1,234	1	75	10,285
Real estate funds	12,146	369	(2,734)	(400)	78	254	9,713
Money market funds	2,093	15,966	(14,182)	26	119	(158)	3,864
Equity	1,141	1,986	—	77	—	—	3,204
Total FVPL	56,880	20,921	(19,798)	2,178	212	1,022	61,415

Fair value through other comprehensive income (FVOCI)
Fixed income	11,748	3,447	(8,875)	54	65	—	6,439
Floating income	16,692	1,508	(12,505)	124	(34)	—	5,785
Total FVOCI	28,440	4,955	(21,380)	178	31	—	12,224

Total securities	85,320	25,876	(41,178)	2,356	243	1,022	73,639

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2023
Fair value through profit or loss (FVPL)
Private equity	18,311	3,035	(802)	2,266	—	(411)	22,399
Real estate funds	12,129	2,096	—	(1,887)	—	(192)	12,146
Private debt	13,644	1,001	(4,224)	(347)	32	—	10,106
Hedge funds	46,761	4,009	(42,658)	706	264	(87)	8,995
Money market funds	2,587	18,578	(19,038)	(71)	209	(172)	2,093
Equity	14,592	997	(14,999)	(159)	703	7	1,141
Insurance contracts	114,975	—	(115,485)	545	(35)	—	—
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	29,716	(264,825)	1,053	2,048	(855)	56,880

Fair value through other comprehensive income (FVOCI)
Floating income	17,742	—	(1,005)	(45)	—	—	16,692
Fixed income	9,110	3,884	(1,996)	304	446	—	11,748
Total FVOCI	26,852	3,884	(3,001)	259	446	—	28,440

Total securities	316,595	33,600	(267,826)	1,312	2,494	(855)	85,320